SUBSIDIARY PUBLIC ISSUERS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of subsidiaries [abstract]
Consolidated summarized statement of financial position
The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Canadian Finco:

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Canadian Finco	Subsidiary Credit Supporters(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
As at June 30, 2024
Current assets	$68	$388	$2,921	$992	$4,190	$(4,357)	$4,202
Long-term assets	4,062	239	2	41,244	69,506	(45,456)	69,597
Current liabilities	76	8	341	8,980	6,793	(8,142)	8,056
Long-term liabilities	—	—	2,565	351	34,846	—	37,762
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	18,099	—	18,099
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	2,330	—	—	2,330
BEPC exchangeable shares	—	—	—	—	2,152	—	2,152
Preferred equity	—	565	—	—	—	—	565
Perpetual subordinated notes	—	—	—	738	—	—	738
Preferred limited partners' equity	634	—	—	639	—	(639)	634
As at December 31, 2023
Current assets	$65	$400	$2,695	$790	$4,611	$(3,951)	$4,610
Long-term assets	4,735	246	2	44,239	71,435	(49,139)	71,518
Current liabilities	72	8	32	8,406	7,658	(8,138)	8,038
Long-term liabilities	—	—	2,650	56	35,405	—	38,111
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	18,863	—	18,863
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	2,684	—	—	2,684
BEPC exchangeable shares	—	—	—	—	2,479	—	2,479
Preferred equity	—	583	—	—	—	—	583
Perpetual subordinated notes	—	—	—	592	—	—	592
Preferred limited partners' equity	760	—	—	765	—	(765)	760
(1)Includes investments in subsidiaries under the equity method.
(2)Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited, Brookfield Renewable Investments Limited and BEP Subco Inc., collectively the "Subsidiary Credit Supporters".
(3)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Canadian Finco and the Subsidiary Credit Supporters.
(4)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

Consolidated summarized statement of operations

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Canadian Finco	Subsidiary Credit Supporters(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
Three months ended June 30, 2024
Revenues	$—	$—	$—	$—	$1,482	$—	$1,482
Net income (loss)	(70)	—	—	(505)	216	271	(88)
Three months ended June 30, 2023
Revenues	$—	$—	$—	$—	$1,205	$—	$1,205
Net income (loss)	(18)	—	1	(275)	424	19	151
Six months ended June 30, 2024
Revenues	$—	$—	$—	$—	$2,974	$—	$2,974
Net income (loss)	(126)	—	—	(886)	399	455	(158)
Six months ended June 30, 2023
Revenues	$—	$—	$—	$—	$2,536	$—	$2,536
Net income (loss)	(34)	—	2	(461)	777	44	328
(1)Includes investments in subsidiaries under the equity method.
(2)Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited, Brookfield Renewable Investments and BEP Subco Inc., collectively the “Subsidiary Credit Supporters”.
(3)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Canadian Finco, and the Subsidiary Credit Supporters.
(4)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.